Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Abstract
Intangible assets: patents	$ 23,963	$ 23,963
Less: amortization	(5,880)	(4,654)
Total intangible assets, net	$ 18,083	$ 19,309